EQUITY - Schedule Of Options (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2019 shares $ / shares $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 $ / shares
Management Share Option Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted | $ / shares		$ 45.21		$ 30.42
Escrowed Stock Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	54,791	54,791	40,655	40,655
Granted (in shares)	3,841	3,841	15,975	15,975
Exercised (in shares)	(11,613)	(11,613)	(1,613)	(1,613)
Canceled (in shares), Beginning balance (in shares), Management Share Option Plan	(303)	(303)	(226)	(226)
Ending balance (in shares)	46,716	46,716	54,791	54,791
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares					$ 28.88	$ 25.82		$ 22.18
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		$ 19.66		$ 15.77
Weighted average share price, share options granted | $ / shares		45.21		34.08
Weighted average exercise price of share options expired in share-based payment arrangement | $ / shares		$ 35.85		$ 26.32
Deferred Stock Unit | Cash-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	21,204	21,204	21,956	21,956
Ending balance (in shares)	18,721	18,721	21,204	21,204
Granted and reinvested (in shares)	623	623	799	799
Exercised and canceled (in shares)	(3,106)	(3,106)	(1,551)	(1,551)
Restricted Stock | Cash-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	15,810	15,810	15,810	15,810
Ending balance (in shares)	13,679	13,679	15,810	15,810
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 6.10	$ 6.10	$ 6.14	$ 6.14			$ 6.14
Weighted Average Exercise Price Of Share Options Granted And Reinvested (in dollars per share) | $ / shares	0		0
Weighted Average Exercise Price Of Share Options Exercised And Cancelled (in dollars per share) | $ / shares	$ 6.35		$ 0
Granted and reinvested (in shares)	0	0	0	0
Exercised and canceled (in shares)	(2,131)	(2,131)	0	0
TSX Common Class A Shares | Management Share Option Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	0	0	1,185	1,185
Granted (in shares)	0	0	0	0
Exercised (in shares)	0	0	(1,185)	(1,185)
Canceled (in shares), Beginning balance (in shares), Management Share Option Plan	0	0	0	0
Ending balance (in shares)	0	0	0	0
Weighted average exercise price of share options outstanding in share-based payment arrangement | (per share)	$ 0	$ 0	$ 0	$ 0	$ 25.08	$ 22.69	$ 7.84	$ 19.68
Weighted average exercise price of share options granted in share-based payment arrangement | (per share)	0	$ 45.21	0	$ 30.42
Weighted average exercise price of share options exercised in share-based payment arrangement | (per share)	0	16.50	7.84	13.50
Weighted average exercise price of share options exercised (in dollars per share) | (per share)	$ 0	$ 27.80	$ 0	$ 26.68
NYSE Common Class A Shares | Management Share Option Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	50,703	50,703	55,113	55,113
Granted (in shares)	3,341	3,341	7,616	7,616
Exercised (in shares)	(6,382)	(6,382)	(11,747)	(11,747)
Canceled (in shares), Beginning balance (in shares), Management Share Option Plan	(295)	(295)	(279)	(279)
Ending balance (in shares)	47,367	47,367	50,703	50,703